Schedule of Performance-Based RSUs Activity (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance-Based RSUs unvested, Beginning balance		275,564	478,806
Weighted-average grant date fair value, Beginning balance		$ 1,837,850.00	$ 3,193,353.00
Performance-Based RSUs, Granted	[1]		79,295
Weighted-average grant date fair value, Granted	[1]		$ 528,851.00
Performance-Based RSUs, Vested	[2]		(243,180)
Weighted-average grant date fair value, Vested	[2]		$ (1,621,867.00)
Performance-Based RSUs, Vested in prior periods			(39,357.00)
Weighted-average grant date fair value, Vested in prior periods			$ (262,487.00)
Performance-Based RSUs unvested, Beginning balane
Weighted-average grant date fair value, Beginning balane
Performance-Based RSUs unvested, Ending balance			275,564
Weighted-average grant date fair value, Ending balance			$ 1,837,850.00
Performance-Based RSUs, Forfeited
Weighted-average grant date fair value, Forfeited
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance-Based RSUs unvested, Beginning balance		275,564
Weighted-average grant date fair value, Beginning balance		$ 1,837,850
Performance-Based RSUs, Granted		1,054,422
Weighted-average grant date fair value, Granted		$ 2,832,974
Performance-Based RSUs, Vested	[3]	(299,284)
Weighted-average grant date fair value, Vested	[3]	$ (1,216,638)
Performance-Based RSUs, Vested in prior periods		39
Weighted-average grant date fair value, Vested in prior periods		$ 260
Performance-Based RSUs unvested, Beginning balane		163,268
Weighted-average grant date fair value, Beginning balane		$ 1,088,998
Performance-Based RSUs unvested, Ending balance		867,473	275,564
Weighted-average grant date fair value, Ending balance		$ 2,365,448	$ 1,837,850
Performance-Based RSUs, Forfeited		(163,268)
Weighted-average grant date fair value, Forfeited		$ (1,088,998)

[1]	The company is contractually obligated to issue these RSU’s at 1 January 2025, however, the RSU’s have yet to be documented and granted.
[2]	RSU’s listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period
[3]	RSUs listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period